COST OF SALES	6 Months Ended
Jun. 30, 2026
Cost of sales [Abstract]
Cost of Sales	Cost of Sales

	Gold		Copper		Other[3]		Total
For the three months ended June 30	2026	2025	2026	2025	2026	2025	2026	2025
Site operating costs[1,2]	$1,357	$1,179	$165	$99	$—	$—	$1,522	$1,278
Depreciation[1]	478	359	71	68	6	9	555	436
Royalty expense	196	103	43	25	—	—	239	128
Mining and production taxes	68	25	—	—	—	—	68	25
Community relations	10	10	1	1	—	—	11	11
	$2,109	$1,676	$280	$193	$6	$9	$2,395	$1,878
	Gold		Copper		Other[3]		Total
For the six months ended June 30	2026	2025	2026	2025	2026	2025	2026	2025
Site operating costs[1,2]	$2,536	$2,276	$308	$225	$—	$—	$2,844	$2,501
Depreciation[1]	927	701	114	128	14	18	1,055	847
Royalty expense	389	198	73	46	—	—	462	244
Mining and production taxes	114	48	—	—	—	—	114	48
Community relations	17	21	2	2	—	—	19	23
	$3,983	$3,244	$497	$401	$14	$18	$4,494	$3,663
[1]Site operating costs and depreciation include charges to reduce the cost of inventory to net realizable value as follows: $33 million for Q2 2026 (Q2 2025: $nil) and
$64 million for YTD 2026 (YTD 2025: $1 million).
[2]Site operating costs includes the costs of extracting by-products.
[3]Other includes corporate amortization.